Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. Rowe Price Exchange-Traded Funds, Inc.
Entity Central Index Key	0001795351
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000226980
Shareholder Report [Line Items]
Fund Name	U.S. Equity Research ETF
Trading Symbol	TSPA
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about U.S. Equity Research ETF (the "fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-800-638-5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Equity Research ETF	$38	0.34%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. stocks advanced during the period, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence (AI) developments.

  Versus the S&P 500 Index, the leading contributor to the portfolio’s relative performance was stock selection in information technology. An overweight position in NVIDIA was beneficial. Shares rose as investors rewarded the company’s product suite for its potential to facilitate growth in the popular AI space during much of the period. Within communication services, security choices were also beneficial, led by an overweight position in T-Mobile US. Shares rose on investor optimism following the news that T-Mobile will acquire most of U.S. Cellular’s wireless operations and after the company reported strong second- and third-quarter results.

  Conversely, the leading detractor from relative performance was the energy sector, due to stock selection. Not owning ONEOK hurt relative performance as shares rose on investor expectations that the company could benefit from an increase in energy consumption by data centers. Later in the period, shares were also boosted by investor optimism over several recent strategic initiatives. Security selection in industrials and business services weighed on relative returns, led by an overweight position in Boeing.

  The U.S. Equity Research ETF invests primarily in U.S. stocks and implements an analyst-driven approach to security selection. Analysts are allocated capital in proportion to the weight of the stocks they follow within the S&P 500 Index, and they have decision-making authority for their respective portion of the portfolio.

Line Graph [Table Text Block]
	Fund (Based on Net Asset Value)	Regulatory Benchmark	Strategy Benchmark
6/8/21	10,164	10,163	10,174
9/30/21	10,244	10,152	10,233
12/31/21	11,351	11,094	11,361
3/31/22	10,820	10,509	10,839
6/30/22	9,049	8,754	9,094
9/30/22	8,631	8,363	8,650
12/31/22	9,236	8,963	9,304
3/31/23	9,984	9,607	10,001
6/30/23	10,975	10,413	10,876
9/30/23	10,687	10,074	10,520
12/31/23	11,985	11,290	11,750
3/31/24	13,364	12,421	12,990
6/30/24	14,021	12,821	13,546
9/30/24	14,724	13,619	14,344
12/31/24	15,145	13,978	14,689

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception 6/8/21
U.S. Equity Research ETF (Based on Net Asset Value)	26.37%	12.35%
Russell 3000 Index (Regulatory Benchmark)	23.81%	9.85%
S&P 500 Index (Strategy Benchmark)	25.02%	11.39%

Performance Inception Date	Jun. 08, 2021
AssetsNet	$ 1,056,386,000
Holdings Count | Holding	322
Advisory Fees Paid, Amount	$ 2,000
InvestmentCompanyPortfolioTurnover	43.50%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$1,056,386 Number of Portfolio Holdings322 Investment Advisory Fees Paid (000s)$2,000 Portfolio Turnover Rate43.5%
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	32.5%
Financials	14.0
Consumer Discretionary	11.3
Health Care	10.4
Communication Services	9.4
Industrials & Business Services	7.3
Consumer Staples	5.3
Energy	3.3
Utilities	2.4
Other	4.1

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Apple	8.2%
NVIDIA	7.1
Microsoft	6.5
Amazon.com	4.3
Alphabet	4.1
Broadcom	2.8
Meta Platforms	2.7
Tesla	2.3
Eli Lilly	1.9
JPMorgan Chase	1.3

Material Fund Change [Text Block]

How has the fund changed?

This is a summary of certain material changes to U.S. Equity Research ETF.

Effective March 1, 2025, the fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. equity securities. In addition, the fund is now considered diversified. The fund’s March 1, 2025 prospectus contains more information.

Material Fund Change Strategies [Text Block]

Effective March 1, 2025, the fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. equity securities. In addition, the fund is now considered diversified. The fund’s March 1, 2025 prospectus contains more information.

Summary of Change Legend [Text Block]	This is a summary of certain material changes to U.S. Equity Research ETF.